Note 4. Intangible Assets (Details 3) (USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Note 4. Intangible Assets Tables
Revenues	$ 12,288,244	$ 13,826,544
Net Income	$ 839,595	$ 738,101
Basic earnings per share	$ 0.43	$ 0.39
Diluted earnings per share	$ 0.41	$ 0.38